Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 265,649	$ 257,950	$ 250,637	$ 198,536
Total current assets	306,819	289,784
Total assets	414,628	386,346
Current liabilities:
Accrued expenses and other current liabilities	21,302	11,784
Total current liabilities	66,362	54,367
Equity:
Ordinary shares of par value $0.00002: 50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2012 and 2013, respectively	16	16
Additional paid-in capital	144,083	142,837
Accumulated other comprehensive income	55,841	46,822
Retained earnings	90,409	93,472
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	314,079	306,284
TOTAL LIABILITIES AND EQUITY	414,628	386,346
Parent Company
Current assets:
Cash and cash equivalents	1	1	102	73
Amounts due from subsidiaries	107,060	107,098
Total current assets	107,061	107,099
Investment in subsidiaries	208,855	200,872
Total assets	315,916	307,971
Current liabilities:
Accrued expenses and other current liabilities	1,837	1,687
Total current liabilities	1,837	1,687
Equity:
Ordinary shares of par value $0.00002: 50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2012 and 2013, respectively	16	16
Additional paid-in capital	144,083	142,837
Accumulated other comprehensive income	55,841	46,822
Retained earnings	114,139	116,609
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	314,079	306,284	305,183	263,385
TOTAL LIABILITIES AND EQUITY	$ 315,916	$ 307,971